Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000035049
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 38,998	$ 30,173	$ 25,450	$ 27,945	$ 20,700	$ 16,311	$ 14,658	$ 11,507	$ 9,948	$ 10,322	$ 9,450
C000035050
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035051
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000250224
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035043
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 31,842	25,203	22,040	23,188	16,754	15,273	14,172	11,734	10,154	10,216	9,451
C000035044
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035045
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043497
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035055
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 19,808	17,024	16,018	17,234	13,976	12,813	12,170	10,874	9,966	10,004	9,447
C000035056
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035057
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043498
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035058
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 24,703	20,803	19,583	21,648	14,023	15,360	16,640	14,043	11,237	10,414	9,448
C000035059
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035060
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170839
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035061
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 25,594	22,739	20,453	25,082	17,660	17,217	17,726	14,354	11,392	11,136	9,451
C000035062
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035063
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170840
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,673	27,296	23,887	29,229	21,565	17,541	16,073	13,364	11,380	11,427	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,673	27,296	23,887	29,229	21,565	17,541	16,073	13,364	11,380	11,427	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,673	27,296	23,887	29,229	21,565	17,541	16,073	13,364	11,380	11,427	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,673	27,296	23,887	29,229	21,565	17,541	16,073	13,364	11,380	11,427	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Account Value	$ 27,948	23,397	21,008	22,482	16,566	15,422	14,558	12,699	11,045	10,863	10,000
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Account Value	$ 27,948	23,397	21,008	22,482	16,566	15,422	14,558	12,699	11,045	10,863	10,000
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Account Value	$ 27,948	23,397	21,008	22,482	16,566	15,422	14,558	12,699	11,045	10,863	10,000
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Account Value	$ 27,948	23,397	21,008	22,482	16,566	15,422	14,558	12,699	11,045	10,863	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 22,939	19,920	18,717	19,945	16,549	14,797	13,641	12,488	11,437	10,790	10,000
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Account Value	$ 18,352	16,326	15,464	16,762	13,608	12,905	12,378	11,582	10,583	10,398	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 22,939	19,920	18,717	19,945	16,549	14,797	13,641	12,488	11,437	10,790	10,000
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Account Value	$ 18,352	16,326	15,464	16,762	13,608	12,905	12,378	11,582	10,583	10,398	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 22,939	19,920	18,717	19,945	16,549	14,797	13,641	12,488	11,437	10,790	10,000
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Account Value	$ 18,352	16,326	15,464	16,762	13,608	12,905	12,378	11,582	10,583	10,398	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 22,939	19,920	18,717	19,945	16,549	14,797	13,641	12,488	11,437	10,790	10,000
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Account Value	$ 18,352	16,326	15,464	16,762	13,608	12,905	12,378	11,582	10,583	10,398	10,000
Federated Investors Inc. Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,073	20,195	18,715	21,836	14,369	15,060	15,756	13,270	11,203	11,203	10,000
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Account Value	$ 21,669	18,921	17,568	19,162	12,595	13,818	14,544	12,570	10,835	10,772	10,000
Federated Investors Inc. Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,073	20,195	18,715	21,836	14,369	15,060	15,756	13,270	11,203	11,203	10,000
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Account Value	$ 21,669	18,921	17,568	19,162	12,595	13,818	14,544	12,570	10,835	10,772	10,000
Federated Investors Inc. Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,073	20,195	18,715	21,836	14,369	15,060	15,756	13,270	11,203	11,203	10,000
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Account Value	$ 21,669	18,921	17,568	19,162	12,595	13,818	14,544	12,570	10,835	10,772	10,000
Federated Investors Inc. Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,073	20,195	18,715	21,836	14,369	15,060	15,756	13,270	11,203	11,203	10,000
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Account Value	$ 21,669	18,921	17,568	19,162	12,595	13,818	14,544	12,570	10,835	10,772	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Account Value	$ 24,089	21,606	20,027	25,872	17,894	16,474	15,950	12,982	11,034	11,645	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Account Value	$ 24,089	21,606	20,027	25,872	17,894	16,474	15,950	12,982	11,034	11,645	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Account Value	$ 24,089	21,606	20,027	25,872	17,894	16,474	15,950	12,982	11,034	11,645	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Account Value	$ 24,089	$ 21,606	$ 20,027	$ 25,872	$ 17,894	$ 16,474	$ 15,950	$ 12,982	$ 11,034	$ 11,645	$ 10,000